Note 18 - Receivables Factoring	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Other Liabilities Disclosure [Text Block]
NOTE 18 – RECEIVABLES FACTORING

In the last quarter of  2011, the Company had entered into a factoring (purchase and sale agreement) to factor 85% the face value of receivables presented  at  interest rates on the outstanding balances of 1.85% for the first 30 days, and 1.10 % each 15 days thereafter. The factor repayment liability at June 30, 2012 and December 31, 2011 was $0 and $43,169, respectively. Interest expense for the six months ended June 30, 2012 and the year ended December 31, 2011 was $1,588 and $1,415, respectively. The agreement was personally guaranteed by one of the Company’s officers.

NOTE 18 - RECEIVABLES FACTORING

As of December 31, 2011, the Company has entered into a factoring (purchase and sale agreement) to factor 85% the face value of receivables presented  at  interest rates on the outstanding balances of 1.85% for the first 30 days, and 1.10 % each 15 days thereafter. The factor repayment liability at December 31, 2011 was $43,169 and the interest expense for the year ended December 31, 2011 was $1,415. The agreement is personally guaranteed by one of the Company’s officers.